This is filed pursuant to Rule 497(e).
File Nos. 33-63797 and 811-07391.

ALLIANCEBERNSTEIN
LOGO
                                                    ALLIANCEBERNSTEIN BOND FUNDS
                                 -AllianceBernstein Diversified Yield Fund, Inc.

--------------------------------------------------------------------------------

Supplement dated June 26, 2008 to the Prospectus dated January 28, 2008 of the AllianceBernstein Bond Funds offering Class A, Class B, Class C, and Advisor Class shares of AllianceBernstein Diversified Yield Fund, Inc. and to the Prospectus dated January 28, 2008 of the AllianceBernstein Bond Funds offering Class A, Class R, Class K and Class I shares of AllianceBernstein Diversified Yield Fund, Inc.

                                   * * * * *

The following information replaces certain information in the Prospectuses under the heading "Management of the Funds - Portfolio Managers."


Fund and Responsible Team       Employee; Year; Title                    Principal Occupation During the Past Five (5) Years
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Jeffrey S. Phlegar; since June           Executive Vice President of the
Diversified Yield Fund          2008; Executive Vice President of        Adviser, with which he has been
Absolute Return Strategies      the Adviser and Chief Investment         associated in a substantially similar
Investment Team                 Officer and Co-Head of Fixed             capacity to his current position since
                                Income                                   prior to 2003, and Chief Investment
                                                                         Officer and Co-Head of Fixed
                                                                         Income.

                                Douglas J. Peebles; since                Executive Vice President of the
                                inception; Executive Vice                Adviser, with which he has been
                                President of the Adviser and Chief       associated in a substantially similar
                                Investment Officer and Co-Head           capacity to his current position since
                                of Fixed Income                          prior to 2003, and Chief Investment
                                                                         Officer and Co-Head of Fixed
                                                                         Income.

                                Paul J. DeNoon; since October            Senior Vice President of the
                                2005; Senior Vice President of the       Adviser, with which he has been
                                Adviser and Director of                  associated in a substantially similar
                                Emerging Market Debt                     capacity to his current position
                                                                         since prior to 2003, and Director of
                                                                         Emerging Market Debt.


                                Arif Husain; since June 2008;             Senior Vice President of the
                                Senior Vice President of the              Adviser, with which he has been
                                Adviser and Director of European          associated in a substantially similar
                                Fixed Income and UK and                   capacity to his current position since
                                European Portfolio Management             prior to 2003, and Director of
                                                                          European Fixed Income and UK and
                                                                          European Portfolio Management.

                                Joel J. McKoan; since June 2008;          Senior Vice President of the
                                Senior Vice President of the              Adviser, with which he has been
                                Adviser and Director of the               associated in a substantially similar
                                Global Credit Team                        capacity to his current position since
                                                                          September 2003, and Director of the
                                                                          Global Credit Team.

                                Greg J. Wilensky; since June              Senior Vice President of the
                                2008; Senior Vice President of the        Adviser, with which he has been
                                Adviser and Director of Inflation-        associated in a substantially similar
                                Linked Securities                         capacity to his current position since
                                                                          prior to 2003, and Director of
                                                                          Inflation-Linked Securities.

                                 * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectuses for future reference.

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AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.



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